BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 45.0%
COMMUNICATION SERVICES - 0.5%
Entertainment - 0.5%
Walt Disney Co., Senior Notes	4.625%	3/23/40	3,280,000	$4,176,792
Walt Disney Co., Senior Notes	4.700%	3/23/50	4,985,000	6,621,758

TOTAL COMMUNICATION SERVICES				10,798,550

CONSUMER DISCRETIONARY - 4.1%
Automobiles - 3.7%
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	1.114%	4/5/21	52,251,000	51,489,922	(a)
General Motors Co., Senior Notes	6.800%	10/1/27	8,090,000	9,872,562
General Motors Co., Senior Notes	6.250%	10/2/43	11,505,000	13,651,949
General Motors Co., Senior Notes	5.950%	4/1/49	1,830,000	2,150,568

Total Automobiles				77,165,001

Hotels, Restaurants & Leisure - 0.4%
McDonald’s Corp., Senior Notes	3.600%	7/1/30	1,875,000	2,191,800
McDonald’s Corp., Senior Notes	3.625%	9/1/49	2,500,000	2,822,631
McDonald’s Corp., Senior Notes	4.200%	4/1/50	3,435,000	4,203,298

Total Hotels, Restaurants & Leisure				9,217,729

TOTAL CONSUMER DISCRETIONARY				86,382,730

CONSUMER STAPLES - 1.5%
Beverages - 1.5%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	20,445,000	24,632,541
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	6/1/60	6,625,000	8,012,361

TOTAL CONSUMER STAPLES				32,644,902

ENERGY - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Apache Corp., Senior Notes	4.750%	4/15/43	11,925,000	10,635,609
Apache Corp., Senior Notes	4.250%	1/15/44	3,485,000	2,970,963
Apache Corp., Senior Notes	5.350%	7/1/49	4,645,000	4,110,825
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	14,535,000	16,062,738
Hess Corp., Senior Notes	5.600%	2/15/41	5,585,000	6,042,804
Hess Corp., Senior Notes	5.800%	4/1/47	3,130,000	3,436,034
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	3,135,000	2,605,499
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	4,620,000	3,987,638
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	12,185,000	8,674,684
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	6,910,000	4,759,262
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	4,060,000	2,853,368

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2020 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	6.750%	6/3/50	16,500,000	$17,892,930
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	8,720,000	6,782,460
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	33,775,000	28,316,453	(b)
Total Capital International SA, Senior Notes	3.127%	5/29/50	13,045,000	13,604,283

TOTAL ENERGY				132,735,550

FINANCIALS - 18.2%
Banks - 11.0%
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	41,235,000	51,346,289	(a)
Bank of Montreal, Senior Notes (SOFR + 0.680%)	0.754%	3/10/23	41,775,000	41,995,342	(a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.550%)	0.621%	9/15/23	45,475,000	45,521,939	(a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.800%)	0.871%	3/17/23	34,240,000	34,510,362	(a)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.025%)	1.270%	7/26/21	20,000,000	20,148,457	(a)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	18,280,000	22,238,649	(a)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	12,460,000	17,142,994	(a)

Total Banks				232,904,032

Capital Markets - 4.3%
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.450%)	0.706%	2/22/21	36,237,000	36,251,827	(a)(b)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	1.006%	2/23/23	54,735,000	54,944,709	(a)

Total Capital Markets				91,196,536

Consumer Finance - 0.9%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	0.849%	11/5/21	19,000,000	19,083,083	(a)

Insurance - 2.0%
American International Group Inc., Senior Notes	4.500%	7/16/44	8,120,000	9,501,093
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.570%)	0.660%	1/13/23	24,250,000	24,347,634	(a)(b)

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Opportunities Bond Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	4,050,000	$4,587,101	(b)
Prudential Financial Inc., Senior Notes	4.350%	2/25/50	3,540,000	4,265,182

Total Insurance				42,701,010

TOTAL FINANCIALS				385,884,661

HEALTH CARE - 1.0%
Biotechnology - 1.0%
Amgen Inc., Senior Notes	3.150%	2/21/40	13,100,000	14,006,656
Amgen Inc., Senior Notes	3.375%	2/21/50	7,600,000	8,214,219

TOTAL HEALTH CARE				22,220,875

INDUSTRIALS - 7.3%
Aerospace & Defense - 1.9%
Boeing Co., Senior Notes	5.705%	5/1/40	6,580,000	7,790,566
Boeing Co., Senior Notes	5.805%	5/1/50	9,155,000	11,118,072
Boeing Co., Senior Notes	3.950%	8/1/59	7,335,000	6,652,618
Boeing Co., Senior Notes	5.930%	5/1/60	8,225,000	10,232,480
General Dynamics Corp., Senior Notes	4.250%	4/1/40	2,720,000	3,433,875

Total Aerospace & Defense				39,227,611

Air Freight & Logistics - 1.7%
FedEx Corp., Senior Notes	5.250%	5/15/50	17,375,000	23,594,052
United Parcel Service Inc., Senior Notes	5.200%	4/1/40	2,600,000	3,618,208
United Parcel Service Inc., Senior Notes	5.300%	4/1/50	6,045,000	9,018,007

Total Air Freight & Logistics				36,230,267

Airlines - 2.1%
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	8,415,000	8,835,114
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	5,020,000	4,292,258
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	6,900,000	7,586,823	(b)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	20,790,000	22,770,358

Total Airlines				43,484,553

Industrial Conglomerates - 1.6%
3M Co., Senior Notes	3.700%	4/15/50	5,230,000	6,361,221
General Electric Co., Senior Notes	4.350%	5/1/50	27,850,000	28,490,335

Total Industrial Conglomerates				34,851,556

TOTAL INDUSTRIALS				153,793,987

INFORMATION TECHNOLOGY - 5.2%
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp., Senior Notes	4.750%	3/25/50	8,295,000	11,484,235
Intel Corp., Senior Notes	4.950%	3/25/60	3,555,000	5,219,447

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2020 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Semiconductors & Semiconductor Equipment - (continued)
NVIDIA Corp., Senior Notes	3.500%	4/1/40	4,735,000		$5,573,005
NVIDIA Corp., Senior Notes	3.500%	4/1/50	5,540,000		6,526,789

Total Semiconductors & Semiconductor Equipment					28,803,476

Software - 1.9%
Oracle Corp., Senior Notes	3.600%	4/1/50	18,520,000		20,992,309
Oracle Corp., Senior Notes	3.850%	4/1/60	16,860,000		20,033,294

Total Software					41,025,603

Technology Hardware, Storage & Peripherals - 1.9%
Apple Inc., Senior Notes	2.650%	5/11/50	8,650,000		9,120,009
Hewlett Packard Enterprise Co., Senior Notes	6.200%	10/15/35	1,805,000		2,266,107
Hewlett Packard Enterprise Co., Senior Notes	6.350%	10/15/45	23,375,000		29,834,767

Total Technology Hardware, Storage & Peripherals					41,220,883

TOTAL INFORMATION TECHNOLOGY					111,049,962

MATERIALS - 0.3%
Chemicals - 0.3%
LYB International Finance III LLC, Senior Notes	4.200%	5/1/50	6,520,000		7,307,063

UTILITIES - 0.6%
Electric Utilities - 0.3%
Exelon Corp., Senior Notes	4.700%	4/15/50	4,840,000		6,187,769

Multi-Utilities - 0.3%
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	5,165,000		6,332,388

TOTAL UTILITIES					12,520,157

TOTAL CORPORATE BONDS & NOTES (Cost - $886,800,970)					955,338,437

SOVEREIGN BONDS - 36.8%
Australia - 6.7%
Australia Government Bond	5.750%	7/15/22	62,320,000	AUD	49,089,187	(c)
Australia Government Bond, Senior Notes	1.750%	6/21/51	53,680,000	AUD	38,657,149	(c)
New South Wales Treasury Corp.	4.000%	4/8/21	13,799,800	AUD	10,081,621	(c)
Queensland Treasury Corp.	5.500%	6/21/21	29,120,000	AUD	21,661,089	(c)
Western Australian Treasury Corp.	7.000%	7/15/21	29,550,000	AUD	22,305,020

Total Australia					141,794,066

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Opportunities Bond Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 3.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	171,075,000	BRL	$33,843,828
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	165,570,000	BRL	33,552,639

Total Brazil					67,396,467

Colombia - 4.3%
Colombian TES, Bonds	6.250%	11/26/25	125,200,000,000	COP	35,871,022
Colombian TES, Bonds	6.000%	4/28/28	200,400,000,000	COP	55,388,019

Total Colombia					91,259,041

Indonesia - 3.7%
Indonesia Treasury Bond	9.000%	3/15/29	722,700,000,000	IDR	54,848,462
Indonesia Treasury Bond	8.750%	2/15/44	306,000,000,000	IDR	22,849,234

Total Indonesia					77,697,696

Malaysia - 4.6%
Malaysia Government Bond	3.659%	10/15/20	50,030,000	MYR	12,047,442
Malaysia Government Bond	4.048%	9/30/21	40,800,000	MYR	10,041,749
Malaysia Government Bond	3.882%	3/10/22	57,330,000	MYR	14,202,580
Malaysia Government Bond	3.480%	3/15/23	116,400,000	MYR	28,999,675
Malaysia Government Bond	3.955%	9/15/25	42,105,000	MYR	10,933,185
Malaysia Government Bond	3.899%	11/16/27	84,200,000	MYR	22,057,839

Total Malaysia					98,282,470

Mexico - 10.6%
Mexican Bonos, Bonds	8.000%	11/7/47	463,100,000	MXN	23,164,320
Mexican Bonos, Senior Notes	8.500%	5/31/29	1,051,900,000	MXN	56,296,857
Mexican Bonos, Senior Notes	7.750%	11/23/34	361,200,000	MXN	18,326,349
Mexican Bonos, Senior Notes	8.500%	11/18/38	1,116,400,000	MXN	59,227,288
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,406,500,000	MXN	68,931,635

Total Mexico					225,946,449

Russia - 0.6%
Russian Federal Bond - OFZ	7.650%	4/10/30	859,000,000	RUB	12,232,500

South Africa - 3.1%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	795,200,000	ZAR	29,622,864
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	783,000,000	ZAR	35,994,627

Total South Africa					65,617,491

TOTAL SOVEREIGN BONDS (Cost - $953,223,810)					780,226,180

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2020 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 10.6%
U.S. Government Obligations - 10.6%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.114%)	0.214%	4/30/22	147,775,000		$147,942,623	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.155%	7/31/22	76,975,000		76,983,877	(a)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $224,819,474)					224,926,500

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 2.4%
Benchmark Mortgage Trust, 2020-B17 A2	2.211%	3/15/53	6,860,000		7,079,172
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	1.072%	10/15/36	6,061,266		6,073,965	(a)(b)
Commercial Mortgage Trust, 2015-3BP A	3.178%	2/10/35	3,705,000		3,982,612	(b)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.132%	5/15/36	3,350,000		3,353,196	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 M2 (1 mo. USD LIBOR + 1.650%)	1.798%	4/25/43	3,917,657		3,779,801	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	5.048%	11/25/24	1,528,742		1,591,714	(a)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.348%	1/25/30	4,578,709		4,534,060	(a)
Fondo de Titulizacion de Activos UCI, 17 A2 (3 mo. EURIBOR + 0.160%, 0.000% floor)	0.000%	12/17/49	4,192,156	EUR	4,559,918	(a)(c)
IM Pastor Fondo de Titulizacion de Activos, 4 A (3 mo. EURIBOR + 0.140%, 0.000% floor)	0.000%	3/22/44	6,252,641	EUR	6,697,915	(a)(c)
Pastor GC Hipotecario, 5 A2 (3 mo. EURIBOR + 0.170%, 0.000% floor)	0.000%	6/21/46	9,588,074	EUR	10,071,519	(a)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $54,398,251)					51,723,872

ASSET-BACKED SECURITIES - 0.2%
Towd Point Mortgage Trust, 2017-6 A2 (Cost - $3,255,752)	3.000%	10/25/57	3,355,000		3,583,467	(a)(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,122,498,257)					2,015,798,456

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Opportunities Bond Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 3.6%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $76,155,324)	0.010%	76,155,324	$76,155,324

TOTAL INVESTMENTS - 98.6% (Cost - $2,198,653,581)			2,091,953,780
Other Assets in Excess of Liabilities - 1.4%			28,812,243

TOTAL NET ASSETS - 100.0%			$2,120,766,023

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2020 Quarterly Report	7

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

At September 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Euro-BTP	1,662	12/20	$283,901,842	$287,576,144	$3,674,302
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	1,113	12/20	245,022,124	246,877,313	(1,855,189)

Net unrealized appreciation on open futures contracts					$1,819,113

At September 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,810,000	USD	2,146,045	Citibank N.A.	10/2/20	$(23,823)
EUR	1,840,000	USD	2,197,506	Citibank N.A.	10/2/20	(40,108)
EUR	2,890,000	USD	3,419,351	Citibank N.A.	10/2/20	(30,830)
EUR	4,000,000	USD	4,779,374	Citibank N.A.	10/2/20	(89,380)
EUR	6,130,000	USD	7,237,786	Citibank N.A.	10/2/20	(50,370)
EUR	9,310,000	USD	11,021,550	Citibank N.A.	10/2/20	(105,589)
EUR	11,150,000	USD	13,294,145	Citibank N.A.	10/2/20	(220,786)
EUR	13,210,000	USD	15,655,726	Citibank N.A.	10/2/20	(167,020)
EUR	15,150,000	USD	17,727,015	Citibank N.A.	10/2/20	36,338
EUR	57,980,000	USD	65,552,768	Citibank N.A.	10/2/20	2,428,699
USD	110,796,717	EUR	98,560,000	Citibank N.A.	10/2/20	(4,764,742)
USD	162,303,784	EUR	137,830,000	Citibank N.A.	10/2/20	698,307
EUR	2,120,000	USD	2,517,831	HSBC Securities Inc.	10/2/20	(32,134)
EUR	110,800,000	USD	123,462,889	HSBC Securities Inc.	10/2/20	6,449,952
BRL	56,320,000	USD	10,488,091	HSBC Securities Inc.	10/9/20	(462,375)
BRL	56,330,000	USD	10,495,817	HSBC Securities Inc.	10/9/20	(468,321)
CLP	24,640,000,000	USD	31,075,014	HSBC Securities Inc.	10/9/20	314,538
KRW	78,000,000,000	USD	65,463,729	Citibank N.A.	10/13/20	1,230,157
USD	45,248,483	KRW	53,100,000,000	Citibank N.A.	10/13/20	(154,662)
PLN	44,500,000	USD	11,264,539	Citibank N.A.	10/16/20	248,303
USD	11,884,541	PLN	44,500,000	Citibank N.A.	10/16/20	371,699
KRW	30,800,000,000	USD	25,728,845	Citibank N.A.	10/20/20	606,887
CZK	673,000,000	USD	28,799,206	JPMorgan Chase & Co.	10/20/20	363,301
CLP	27,550,000,000	USD	35,157,795	HSBC Securities Inc.	10/23/20	(57,857)
KRW	42,730,000,000	USD	35,711,002	Citibank N.A.	10/28/20	825,862
JPY	7,036,000,000	USD	66,927,044	Citibank N.A.	10/29/20	(191,734)
JPY	20,235,000,000	USD	191,256,366	Citibank N.A.	10/29/20	669,303
RUB	748,000,000	USD	10,400,734	Citibank N.A.	10/29/20	(804,285)

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Global Opportunities Bond Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	383,200,000	USD	101,955,296	Citibank N.A.	10/30/20	$(2,812,447)
USD	44,251,297	PLN	166,280,000	Citibank N.A.	10/30/20	1,230,751
USD	57,935,558	PLN	216,920,000	Citibank N.A.	10/30/20	1,813,255
HUF	9,510,000,000	USD	32,189,277	HSBC Securities Inc.	10/30/20	(1,528,262)
NZD	30,600,000	USD	20,347,470	JPMorgan Chase & Co.	11/4/20	(104,162)
USD	20,134,310	NZD	30,600,000	JPMorgan Chase & Co.	11/4/20	(108,997)
MXN	868,400,000	USD	38,190,734	Citibank N.A.	11/5/20	916,841
MXN	947,100,000	USD	43,652,202	Citibank N.A.	11/5/20	(1,000,447)
MXN	1,235,000,000	USD	56,713,292	Citibank N.A.	11/5/20	(1,096,232)
USD	33,667,041	MXN	778,300,000	Citibank N.A.	11/5/20	(1,382,966)
USD	72,639,268	MXN	1,659,500,000	Citibank N.A.	11/5/20	(2,094,750)
USD	61,238,709	ZAR	1,081,990,000	HSBC Securities Inc.	11/13/20	(3,022,337)
RUB	1,449,000,000	USD	19,651,055	Citibank N.A.	11/17/20	(1,097,225)
RUB	2,074,000,000	USD	27,930,516	Citibank N.A.	11/17/20	(1,373,826)
HUF	16,200,000,000	USD	54,553,720	HSBC Securities Inc.	11/18/20	(2,342,538)
CZK	1,262,200,000	USD	57,549,299	JPMorgan Chase & Co.	11/19/20	(2,848,309)
CLP	24,050,000,000	USD	31,022,651	HSBC Securities Inc.	11/20/20	(372,694)
GBP	39,940,000	USD	52,416,178	HSBC Securities Inc.	11/20/20	(866,685)
GBP	80,650,000	USD	106,747,533	HSBC Securities Inc.	11/20/20	(2,654,730)
USD	79,860,286	GBP	61,730,000	HSBC Securities Inc.	11/20/20	187,022
USD	8,803,348	AUD	12,280,000	Citibank N.A.	11/25/20	6,570
USD	4,955,253	AUD	6,790,000	HSBC Securities Inc.	11/25/20	91,237
USD	5,223,696	AUD	7,400,000	HSBC Securities Inc.	11/25/20	(77,294)
USD	7,429,140	AUD	10,150,000	HSBC Securities Inc.	11/25/20	158,188
USD	12,378,427	AUD	16,970,000	HSBC Securities Inc.	11/25/20	221,968
USD	100,872,773	AUD	140,650,000	JPMorgan Chase & Co.	11/25/20	118,146
CLP	5,990,000,000	USD	7,751,135	HSBC Securities Inc.	12/4/20	(116,060)
GBP	185,280,000	USD	246,458,530	Citibank N.A.	12/8/20	(7,286,264)
KRW	47,590,000,000	USD	40,167,117	HSBC Securities Inc.	12/11/20	527,844
USD	19,893,147	EUR	16,960,000	Citibank N.A.	1/12/21	(41,719)

Total						$(20,376,792)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2020 Quarterly Report	9

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CLP	— Chilean Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — Global Opportunities Bond Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

12

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$955,338,437	—	$955,338,437
Sovereign Bonds	—	780,226,180	—	780,226,180
U.S. Government & Agency Obligations	—	224,926,500	—	224,926,500
Collateralized Mortgage Obligations	—	51,723,872	—	51,723,872
Asset-Backed Securities	—	3,583,467	—	3,583,467

Total Long-Term Investments	—	2,015,798,456	—	2,015,798,456

Short-Term Investments†	$76,155,324	—	—	76,155,324

Total Investments	$76,155,324	$2,015,798,456	—	$2,091,953,780

Other Financial Instruments:
Futures Contracts	$3,674,302	—	—	$3,674,302
Forward Foreign Currency Contracts	—	$19,515,168	—	19,515,168

Total Other Financial Instruments	$3,674,302	$19,515,168	—	$23,189,470

Total	$79,829,626	$2,035,313,624	—	$2,115,143,250

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$1,855,189	—	—	$1,855,189
Forward Foreign Currency Contracts	—	$39,891,960	—	39,891,960

Total	$1,855,189	$39,891,960	—	$41,747,149

†	See Schedule of Investments for additional detailed categorizations.

13